Accounts Receivable And Contract Assets - Summary of Aging of Trade Receivables (Detail) - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Aging Of Trade Receivables [Line Items]
Trade receivables	$ 529,550	$ 457,850	[1]
Current to 90 days [Member]
Disclosure Of Aging Of Trade Receivables [Line Items]
Trade receivables	440,459	405,196
Over 90 days [Member]
Disclosure Of Aging Of Trade Receivables [Line Items]
Trade receivables	$ 89,091	$ 52,654

[1]	Certain balances as at December 31, 2022 have been re-presented as a result of measurement period adjustments related to the Transaction as required by IFRS 3 “Business Combinations”, refer to Note 6 “Acquisition” for more information.